GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.63%
55,149	Allegheny Technologies Inc(a)	$ 1,116,767
26,273	Ashland Global Holdings Inc	2,024,335
24,889	Cabot Corp	1,127,970
21,215	Carpenter Technology Corp	1,095,967
72,970	Chemours Co	1,090,172
51,038	Commercial Metals Co	887,040
14,931	Compass Minerals International Inc	843,452
28,258	Domtar Corp	1,011,919
18,535	Ingevity Corp(a)	1,572,509
15,589	Minerals Technologies Inc	827,620
3,224	NewMarket Corp	1,522,018
73,163	Olin Corp	1,369,611
34,332	PolyOne Corp	1,120,940
29,002	Reliance Steel & Aluminum Co	2,890,339
28,536	Royal Gold Inc(b)	3,515,921
56,452	RPM International Inc	3,884,462
18,601	Sensient Technologies Corp	1,276,959
95,809	Steel Dynamics Inc	2,855,108
76,950	United States Steel Corp(b)	888,773
83,070	Valvoline Inc	1,830,032
47,442	Versum Materials Inc	2,511,105
		35,263,019
Communications — 3.75%
19,351	AMC Networks Inc Class A(a)	951,295
2,193	Cable One Inc	2,751,557
67,263	Ciena Corp(a)	2,638,728
52,144	Etsy Inc(a)	2,946,136
16,667	FactSet Research Systems Inc	4,049,581
40,526	GrubHub Inc(a)(b)	2,277,966
13,973	InterDigital Inc	733,163
19,914	John Wiley & Sons Inc Class A	875,021
21,707	LogMeIn Inc	1,540,329
17,159	Meredith Corp	629,049
63,955	New York Times Co Class A	1,821,438
13,696	Plantronics Inc	511,135
95,426	TEGNA Inc	1,481,966
41,568	Telephone & Data Systems Inc	1,072,454
25,416	ViaSat Inc(a)	1,914,333
19,617	World Wrestling Entertainment Inc Class A(b)	1,395,750
28,877	Yelp Inc(a)	1,003,476
		28,593,377
Consumer, Cyclical — 13.29%
38,490	Adient PLC(b)	883,730
68,886	American Eagle Outfitters Inc	1,117,331
25,432	AutoNation Inc(a)	1,289,402
53,576	Bed Bath & Beyond Inc(b)	570,049
34,630	Boyd Gaming Corp	829,389
16,585	Brinker International Inc	707,682
38,034	Brunswick Corp	1,982,332
241,788	Caesars Entertainment Corp(a)	2,819,248
19,505	Carter's Inc	1,779,051
16,297	Casey's General Stores Inc	2,626,425
Shares		Fair Value
Consumer, Cyclical — (continued)
17,255	Cheesecake Factory Inc	$ 719,188
15,705	Churchill Downs Inc	1,938,861
47,530	Cinemark Holdings Inc	1,836,559
10,654	Cracker Barrel Old Country Store Inc(b)	1,732,873
63,261	Dana Inc	913,489
12,574	Deckers Outdoor Corp(a)	1,852,905
36,900	Delphi Technologies PLC	494,460
28,649	Dick's Sporting Goods Inc	1,169,166
4,356	Dillard's Inc Class A(b)	287,975
18,170	Domino's Pizza Inc	4,444,200
36,080	Dunkin' Brands Group Inc	2,863,309
29,093	Eldorado Resorts Inc(a)	1,159,938
17,829	FirstCash Inc	1,634,384
24,280	Five Below Inc(a)	3,061,708
47,889	Foot Locker Inc	2,066,889
103,297	Goodyear Tire & Rubber Co	1,487,993
26,115	Herman Miller Inc	1,203,640
19,242	HNI Corp	683,091
10,310	International Speedway Corp Class A	464,053
11,638	Jack in the Box Inc	1,060,455
129,110	JetBlue Airways Corp(a)	2,162,593
56,479	KAR Auction Services Inc	1,386,560
36,629	KB Home	1,245,386
60,685	Live Nation Entertainment Inc(a)	4,025,843
16,866	Marriott Vacations Worldwide Corp	1,747,486
153,862	Mattel Inc(a)(b)	1,752,488
19,817	MSC Industrial Direct Co Inc Class A	1,437,327
25,064	Nu Skin Enterprises Inc Class A	1,065,972
22,913	Ollie's Bargain Outlet Holdings Inc(a)	1,343,618
9,929	Papa John's International Inc(b)	519,783
48,181	Penn National Gaming Inc(a)	897,371
25,517	Polaris Inc	2,245,751
17,620	Pool Corp	3,553,954
51,525	Resideo Technologies Inc(a)	739,384
53,839	Sally Beauty Holdings Inc(a)	801,663
23,300	Scientific Games Corp Class A(a)	474,155
17,517	Scotts Miracle-Gro Co	1,783,581
34,256	Six Flags Entertainment Corp	1,739,862
58,327	Skechers USA Inc Class A(a)	2,178,514
20,340	Tempur Sealy International Inc(a)	1,570,248
28,322	Texas Roadhouse Inc	1,487,471
23,206	Thor Industries Inc	1,314,388
56,273	Toll Brothers Inc	2,310,007
46,530	Toro Co	3,410,649
63,108	TRI Pointe Group Inc(a)	949,144
29,944	Urban Outfitters Inc(a)	841,127
12,205	Visteon Corp(a)	1,007,401
14,346	Watsco Inc	2,427,056
82,039	Wendy's Co	1,639,139
34,037	Williams-Sonoma Inc	2,313,835

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
29,045	World Fuel Services Corp	$ 1,160,057
40,173	Wyndham Destinations Inc	1,848,762
42,119	Wyndham Hotels & Resorts Inc	2,179,237
		101,239,587
Consumer, Non-Cyclical — 15.26%
30,209	Aaron's Inc	1,941,230
38,557	Acadia Healthcare Co Inc(a)	1,198,352
23,833	Adtalem Global Education Inc(a)	907,799
14,001	Amedisys Inc(a)	1,834,271
23,441	ASGN Inc(a)	1,473,501
20,428	Avanos Medical Inc(a)	765,233
25,531	Avis Budget Group Inc(a)	721,506
9,365	Bio-Rad Laboratories Inc Class A(a)	3,116,110
16,618	Bio-Techne Corp	3,251,644
3,858	Boston Beer Co Inc Class A(a)	1,404,621
22,060	Brink's Co	1,829,877
16,391	Cantel Medical Corp	1,226,047
63,743	Catalent Inc(a)	3,037,991
21,296	Charles River Laboratories International Inc(a)	2,818,952
6,948	Chemed Corp	2,901,276
34,882	CoreLogic Inc(a)	1,613,990
23,980	Edgewell Personal Care Co(a)	779,110
42,871	Encompass Health Corp	2,712,877
132,656	Exelixis Inc(a)	2,346,021
82,583	Flowers Foods Inc	1,910,145
34,042	Globus Medical Inc Class A(a)	1,740,227
1,893	Graham Holdings Co Class B	1,255,911
21,926	Green Dot Corp Class A(a)	553,632
22,170	Haemonetics Corp(a)	2,796,524
34,600	Hain Celestial Group Inc(a)	743,035
31,647	Healthcare Services Group Inc	768,706
31,247	HealthEquity Inc(a)	1,785,610
11,208	Helen of Troy Ltd(a)	1,767,053
29,125	Hill-Rom Holdings Inc	3,064,824
8,392	ICU Medical Inc(a)	1,339,363
29,106	Ingredion Inc	2,379,124
16,876	Insperity Inc	1,664,311
31,360	Integra LifeSciences Holdings Corp(a)	1,883,795
8,650	Lancaster Colony Corp	1,199,322
8,427	Ligand Pharmaceuticals Inc(a)	838,824
21,461	LivaNova PLC(a)	1,583,607
29,316	LiveRamp Holdings Inc(a)	1,259,415
26,076	ManpowerGroup Inc	2,196,642
21,647	Masimo Corp(a)	3,220,857
37,596	MEDNAX Inc(a)	850,422
27,364	Molina Healthcare Inc(a)	3,002,378
22,962	NuVasive Inc(a)	1,455,332
38,661	Patterson Cos Inc	688,939
13,659	Penumbra Inc(a)(b)	1,836,999
20,752	Pilgrim's Pride Corp(a)	664,998
29,817	Post Holdings Inc(a)	3,155,831
27,408	PRA Health Sciences Inc(a)	2,719,696
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
22,797	Prestige Consumer Healthcare Inc(a)	$ 790,828
19,502	Repligen Corp(a)	1,495,608
119,401	Sabre Corp	2,673,985
8,499	Sanderson Farms Inc	1,286,154
79,335	Service Corp International	3,793,006
14,258	Sotheby's(a)	812,421
2,728	Spectrum Brands Holdings Inc	143,794
51,210	Sprouts Farmers Market Inc(a)	990,401
36,973	Steris PLC	5,342,229
26,956	Syneos Health Inc(a)	1,434,329
45,048	Tenet Healthcare Corp(a)	996,462
6,787	Tootsie Roll Industries Inc(b)	252,069
24,370	TreeHouse Foods Inc(a)	1,351,316
19,377	United Therapeutics Corp(a)	1,545,316
32,212	West Pharmaceutical Services Inc	4,568,306
18,897	WEX Inc(a)	3,818,517
20,259	WW International Inc(a)	765,993
		116,266,664
Energy — 2.47%
106,493	Antero Midstream Corp(b)	788,048
34,758	Apergy Corp(a)	940,204
454,994	Chesapeake Energy Corp(a)(b)	641,542
83,462	CNX Resources Corp(a)	605,934
19,494	Core Laboratories NV	908,810
113,994	EQT Corp	1,212,896
91,670	Equitrans Midstream Corp	1,333,799
33,227	First Solar Inc(a)	1,927,498
48,292	Matador Resources Co(a)	798,267
67,445	Murphy Oil Corp	1,491,209
12,846	Murphy USA Inc(a)	1,095,764
48,397	NOW Inc(a)	555,114
128,781	Oasis Petroleum Inc(a)	445,582
42,556	Oceaneering International Inc(a)	576,634
91,179	Patterson-UTI Energy Inc	779,580
44,444	PBF Energy Inc Class A	1,208,432
230,189	Southwestern Energy Co(a)	444,265
249,704	Transocean Ltd(a)(b)	1,116,177
183,437	WPX Energy Inc(a)	1,942,598
		18,812,353
Financial — 27.32%
29,460	Alexander & Baldwin Inc REIT	722,065
6,293	Alleghany Corp(a)	5,020,304
59,957	American Campus Communities Inc REIT	2,882,733
32,308	American Financial Group Inc	3,484,418
70,468	Associated Banc-Corp	1,426,977
41,413	BancorpSouth Bank	1,226,239
17,638	Bank of Hawaii Corp	1,515,633
53,719	Bank OZK	1,464,917
48,311	Brighthouse Financial Inc(a)	1,955,146
130,713	Brixmor Property Group Inc REIT	2,652,167

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
101,919	Brown & Brown Inc	$ 3,675,199
42,265	Camden Property Trust REIT	4,691,838
33,714	Cathay General Bancorp	1,171,056
69,770	CNO Financial Group Inc	1,104,459
43,023	Commerce Bancshares Inc(b)	2,609,345
53,008	CoreCivic Inc REIT	915,978
16,283	CoreSite Realty Corp REIT	1,984,084
49,478	Corporate Office Properties Trust REIT	1,473,455
63,953	Cousins Properties Inc REIT	2,403,993
24,828	Cullen/Frost Bankers Inc	2,198,519
49,304	CyrusOne Inc REIT	3,899,946
19,139	Deluxe Corp	940,873
71,930	Douglas Emmett Inc REIT	3,080,762
63,493	East West Bancorp Inc	2,812,105
16,574	EastGroup Properties Inc REIT	2,072,081
49,215	Eaton Vance Corp	2,211,230
34,365	EPR Properties REIT	2,641,294
17,303	Evercore Inc Class A	1,385,970
42,365	Federated Investors Inc Class B	1,373,050
48,908	First American Financial Corp	2,886,061
59,311	First Financial Bankshares Inc	1,976,836
136,472	First Horizon National Corp	2,210,846
56,065	First Industrial Realty Trust Inc REIT	2,217,931
145,014	FNB Corp	1,672,011
74,181	Fulton Financial Corp	1,200,249
217,857	Genworth Financial Inc Class A(a)	958,571
52,597	GEO Group Inc REIT	912,032
38,374	Hancock Whitney Corp	1,469,532
17,235	Hanover Insurance Group Inc	2,336,032
56,545	Healthcare Realty Trust Inc REIT	1,894,258
45,124	Highwoods Properties Inc REIT	2,027,873
68,778	Home BancShares Inc	1,292,683
33,600	Interactive Brokers Group Inc Class A	1,807,008
23,328	International Bancshares Corp	900,927
68,896	Janus Henderson Group PLC	1,547,404
51,332	JBG SMITH Properties REIT	2,012,728
109,100	Jefferies Financial Group Inc	2,007,440
22,480	Jones Lang LaSalle Inc	3,126,069
27,220	Kemper Corp	2,121,799
40,542	Kilroy Realty Corp REIT	3,157,816
38,015	Lamar Advertising Co REIT Class A	3,114,569
35,590	Legg Mason Inc	1,359,182
3,313	LendingTree Inc(a)(b)	1,028,455
68,879	Liberty Property Trust REIT	3,535,559
20,719	Life Storage Inc REIT	2,183,990
38,864	Mack-Cali Realty Corp REIT	841,794
194,846	Medical Properties Trust Inc REIT	3,811,188
12,210	Mercury General Corp	682,295
74,391	National Retail Properties Inc REIT	4,195,652
Shares		Fair Value
Financial — (continued)
91,353	Navient Corp	$ 1,169,318
203,906	New York Community Bancorp Inc	2,559,020
124,444	Old Republic International Corp	2,933,145
94,382	Omega Healthcare Investors Inc REIT	3,944,224
52,560	PacWest Bancorp	1,910,030
104,680	Park Hotels & Resorts Inc REIT	2,613,860
58,044	Pebblebrook Hotel Trust REIT	1,614,784
31,345	Pinnacle Financial Partners Inc	1,778,829
28,971	PotlatchDeltic Corp REIT	1,190,274
18,241	Primerica Inc	2,320,802
29,703	Prosperity Bancshares Inc(b)	2,097,923
8,691	PS Business Parks Inc REIT	1,581,327
57,223	Rayonier Inc REIT	1,613,689
27,404	Reinsurance Group of America Inc	4,381,352
19,271	RenaissanceRe Holdings Ltd	3,727,975
83,213	Sabra Health Care Inc REIT	1,910,570
55,363	SEI Investments Co	3,280,535
25,185	Selective Insurance Group Inc	1,893,660
102,913	Senior Housing Properties Trust REIT	952,460
72,727	Service Properties Trust REIT	1,875,629
23,807	Signature Bank	2,838,271
185,949	SLM Corp	1,641,000
38,968	Spirit Realty Capital Inc REIT	1,865,008
89,427	Sterling Bancorp	1,793,906
30,379	Stifel Financial Corp	1,743,147
67,241	Synovus Financial Corp	2,404,538
40,260	Tanger Factory Outlet Centers Inc REIT(b)	623,225
26,884	Taubman Centers Inc REIT	1,097,674
66,988	TCF Financial Corp	2,550,233
22,050	Texas Capital Bancshares Inc(a)	1,205,033
27,994	Trustmark Corp	954,875
19,387	UMB Financial Corp	1,252,012
98,126	Umpqua Holdings Corp	1,615,154
45,175	United Bankshares Inc	1,710,777
85,158	Uniti Group Inc REIT(b)	661,252
49,590	Urban Edge Properties REIT	981,386
144,429	Valley National Bancorp	1,569,943
34,440	Washington Federal Inc	1,273,936
40,206	Webster Financial Corp	1,884,455
53,054	Weingarten Realty Investors REIT	1,545,463
24,693	Wintrust Financial Corp	1,595,909
63,188	WR Berkley Corp	4,564,069
		208,205,298
Industrial — 19.25%
17,379	Acuity Brands Inc	2,342,515
68,740	AECOM(a)	2,581,874
27,599	AGCO Corp	2,089,244
28,149	AptarGroup Inc	3,334,249

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Industrial — (continued)
36,116	Arrow Electronics Inc(a)	$ 2,693,531
45,023	Avnet Inc	2,002,848
26,310	Axon Enterprise Inc(a)	1,493,882
17,265	Belden Inc	920,915
24,680	Carlisle Cos Inc	3,591,927
22,759	Clean Harbors Inc(a)	1,756,995
74,482	Cognex Corp	3,659,301
10,431	Coherent Inc(a)	1,603,453
36,218	Colfax Corp(a)(b)	1,052,495
22,629	Crane Co	1,824,576
18,649	Curtiss-Wright Corp	2,412,621
55,473	Donaldson Co Inc	2,889,034
13,694	Dycom Industries Inc(a)	699,079
18,299	Eagle Materials Inc	1,647,093
24,906	EMCOR Group Inc	2,144,905
27,640	Energizer Holdings Inc(b)	1,204,551
18,781	EnerSys	1,238,419
60,773	Fluor Corp	1,162,588
15,430	GATX Corp	1,196,288
24,708	Genesee & Wyoming Inc Class A(a)	2,730,481
111,257	Gentex Corp	3,063,462
72,693	Graco Inc	3,346,786
20,405	Granite Construction Inc	655,613
10,994	Greif Inc Class A	416,563
23,761	Hubbell Inc	3,122,195
36,781	II-VI Inc(a)	1,295,059
38,319	ITT Inc	2,344,740
60,369	Jabil Inc	2,159,399
62,785	KBR Inc	1,540,744
36,304	Kennametal Inc	1,115,985
26,009	Kirby Corp(a)	2,136,899
53,507	Knight-Swift Transportation Holdings Inc	1,942,304
17,282	Landstar System Inc	1,945,608
15,387	Lennox International Inc	3,738,579
26,918	Lincoln Electric Holdings Inc	2,335,406
10,717	Littelfuse Inc	1,900,231
54,496	Louisiana-Pacific Corp	1,339,512
26,172	MasTec Inc(a)	1,699,348
87,362	MDU Resources Group Inc	2,462,735
15,615	MSA Safety Inc	1,703,753
50,035	National Instruments Corp	2,100,970
22,342	Nordson Corp	3,267,741
67,710	nVent Electric PLC	1,492,328
27,897	Old Dominion Freight Line Inc	4,741,653
29,765	Oshkosh Corp	2,256,187
47,000	Owens Corning	2,970,400
66,729	Owens-Illinois Inc	685,307
18,287	Regal Beloit Corp	1,332,208
23,824	Ryder System Inc	1,233,368
33,347	Silgan Holdings Inc	1,001,577
43,595	Sonoco Products Co	2,537,665
38,920	Stericycle Inc(a)	1,982,196
17,828	SYNNEX Corp	2,012,781
15,523	Tech Data Corp(a)	1,618,118
15,872	Teledyne Technologies Inc(a)	5,110,625
26,347	Terex Corp	684,232
Shares		Fair Value
Industrial — (continued)
23,982	Tetra Tech Inc	$ 2,080,678
29,665	Timken Co	1,290,724
25,647	Trex Co Inc(a)	2,332,082
110,998	Trimble Inc(a)	4,307,832
44,337	Trinity Industries Inc	872,552
18,519	Universal Display Corp	3,109,340
9,610	Valmont Industries Inc	1,330,408
59,530	Vishay Intertechnology Inc	1,007,843
19,464	Werner Enterprises Inc	687,079
24,933	Woodward Inc	2,688,525
15,992	Worthington Industries Inc	576,512
40,070	XPO Logistics Inc(a)(b)	2,867,810
		146,716,526
Technology — 8.62%
49,467	ACI Worldwide Inc(a)	1,549,554
72,677	Allscripts Healthcare Solutions Inc(a)	797,993
21,445	Blackbaud Inc	1,937,341
10,863	CACI International Inc Class A(a)	2,512,177
52,799	CDK Global Inc	2,539,104
25,976	Cirrus Logic Inc(a)	1,391,794
17,025	CommVault Systems Inc(a)	761,188
44,885	Covetrus Inc(a)	533,683
47,063	Cree Inc(a)	2,306,087
161,374	Cypress Semiconductor Corp	3,766,469
12,589	Fair Isaac Corp(a)	3,821,013
20,683	j2 Global Inc	1,878,430
34,076	Lumentum Holdings Inc(a)	1,825,111
27,935	Manhattan Associates Inc(a)	2,253,516
27,738	MAXIMUS Inc	2,143,038
27,063	Medidata Solutions Inc(a)	2,476,264
23,752	MKS Instruments Inc	2,191,835
17,663	Monolithic Power Systems Inc	2,748,893
55,225	NCR Corp(a)	1,742,901
30,017	NetScout Systems Inc(a)	692,192
59,914	Perspecta Inc	1,564,954
45,184	PTC Inc(a)	3,080,645
21,424	Science Applications International Corp	1,871,386
29,624	Semtech Corp(a)	1,440,023
19,150	Silicon Laboratories Inc(a)	2,132,353
13,827	Synaptics Inc(a)	552,389
49,775	Teradata Corp(a)	1,543,025
74,229	Teradyne Inc	4,298,601
16,852	Tyler Technologies Inc(a)	4,423,650
23,612	Zebra Technologies Corp Class A(a)	4,872,808
		65,648,417
Utilities — 4.57%
22,629	ALLETE Inc	1,978,001
93,903	Aqua America Inc	4,209,672
26,591	Black Hills Corp	2,040,327
48,358	Hawaiian Electric Industries Inc	2,205,608
22,003	IDACORP Inc	2,479,078

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Utilities — (continued)
38,410	National Fuel Gas Co	$ 1,802,197
39,821	New Jersey Resources Corp	1,800,706
22,382	NorthWestern Corp	1,679,769
87,096	OGE Energy Corp	3,952,416
23,013	ONE Gas Inc	2,211,779
34,659	PNM Resources Inc	1,805,041
23,418	Southwest Gas Holdings Inc	2,131,975
22,167	Spire Inc	1,933,849
90,999	UGI Corp	4,574,520
		34,804,938
TOTAL COMMON STOCK — 99.16% (Cost $650,614,292)		$755,550,179
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.80%
$6,100,000	U.S. Treasury Bills 1.40%, 10/01/2019	6,100,000
Repurchase Agreements — 2.87%
5,195,813	Undivided interest of 11.07% in a repurchase agreement (principal amount/value $47,010,964 with a maturity value of $47,013,967) with Bank of Montreal, 2.30%, dated 9/30/19 to be repurchased at $5,195,813 on 10/1/19 collateralized by U.S. Treasury securities, 0.00% - 3.75%, 10/10/19 - 5/15/45, with a value of $47,951,184.(c)	5,195,813
5,195,813	Undivided interest of 12.72% in a repurchase agreement (principal amount/value $40,895,686 with a maturity value of $40,898,378) with Scotia Capital (USA) Inc, 2.37%, dated 9/30/19 to be repurchased at $5,195,813 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 5.00%, 9/1/24 - 8/1/49, with a value of $41,716,346.(c)	5,195,813
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,090,440	Undivided interest of 5.42% in a repurchase agreement (principal amount/value $20,150,843 with a maturity value of $20,152,158) with BNP Paribas Securities Corp, 2.35%, dated 9/30/19 to be repurchased at $1,090,440 on 10/1/19 collateralized by U.S. Treasury securities, 0.00% - 4.63%, 11/15/19 - 2/15/49, with a value of $20,553,860.(c)	$ 1,090,440
5,195,813	Undivided interest of 7.67% in a repurchase agreement (principal amount/value $67,783,755 with a maturity value of $67,788,217) with RBC Capital Markets Corp, 2.37%, dated 9/30/19 to be repurchased at $5,195,813 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/15/19 - 9/1/49, with a value of $69,139,430.(c)	5,195,813
5,195,813	Undivided interest of 8.88% in a repurchase agreement (principal amount/value $58,582,762 with a maturity value of $58,586,537) with Citigroup Global Markets Inc, 2.32%, dated 9/30/19 to be repurchased at $5,195,813 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 9.00%, 6/1/24 - 10/1/49, with a value of $59,754,443.(c)	5,195,813
		21,873,692
TOTAL SHORT TERM INVESTMENTS — 3.67% (Cost $27,973,692)		$27,973,692
TOTAL INVESTMENTS — 102.83% (Cost $678,587,984)		$783,523,871
OTHER ASSETS & LIABILITIES, NET — (2.83)%		$(21,569,664)
TOTAL NET ASSETS — 100.00%		$761,954,207

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2019.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
At September 30, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
S&P Mid 400® Emini Long Futures	50	USD	9,690,000	December 2019	$(95,985)
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 30, 2019

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$755,550,179	$—	$—	$755,550,179
Short Term Investments	—	27,973,692	—	27,973,692
Total Assets	$755,550,179	$27,973,692	$0	$783,523,871
Liabilities
Other Financial Investments:
Futures Contracts(a)	(95,985)	—	—	(95,985)
Total Liabilities	$(95,985)	$0	$0	$(95,985)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 65 futures contracts for the reporting period.

September 30, 2019